Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	19.57
Maximum Aggregate Offering Price	$ 97,850,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 14,442.66
Offering Note
(1)
Represents additional shares of common stock available for future issuance as awards under the Cannae Holdings, Inc. Amended and Restated 2017 Omnibus Incentive Plan (the “
Amended Plan
”). The maximum number of additional shares available for issuance under the Amended Plan is
5,000,000
shares. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement on Form
S-8
shall be deemed to cover any additional shares of the common stock of Cannae Holdings, Inc. (the “
Registrant
”) that become issuable under the Amended Plan by reason of any future share splits, share dividends, recapitalizations or any other similar transactions effected without the receipt of consideration by the Registrant, which results in an increase in the number of outstanding shares of common stock of the Registrant.

(2)	Represents 5,000,000 additional shares of the Registrant’s common stock authorized and reserved for issuance under the Amended Plan.
(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act. Such computation is based on the average of the high and low prices of the Registrant’s common stock as reported on the New York Stock Exchange on August 7, 2024, a date within five business days of the date of this Registration Statement.